Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Investment property	₩ 928,615	₩ 1,064,914	₩ 1,117,720
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	278,585	360,402	392,723
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	571,335	634,040	671,539
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,408	6,281	2,147
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property	77,287	64,191	₩ 51,311
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,081,838	1,159,332
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	295,328	360,402
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	681,518	727,022
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	3,327	7,717
Gross amount [member] | Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property	101,665	64,191
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(153,223)	(94,418)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(16,743)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(110,183)	(92,982)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(1,919)	₩ (1,436)
Accumulated depreciation, amortization and impairment [member] | Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (24,378)